UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-04447

Brandywine Fund, Inc.
(Exact name of registrant as specified in charter)

P.O. Box 4166
Greenville, Delaware 19807
(Address of principal executive offices) (Zip code)

William F. D’Alonzo
P.O. Box 4166
Greenville, DE  19807

(Name and address of agent for service)

(302) 656-3017

Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: DECEMBER 31, 2010

Item 1. Schedule of Investments.

Brandywine Fund, Inc.
Schedule of Investments
December 31, 2010
(Unaudited)

Shares or Principal Amount		Value

Common Stocks – 97.4%(a)
CONSUMER DISCRETIONARY
	Apparel Retail - 2.9%
205,700	Express, Inc. *	$3,867,160
2,087,300	Foot Locker, Inc.	40,952,826
164,200	Genesco Inc.*	6,155,858
55,200	Jos. A. Bank Clothiers, Inc. *	2,225,664
143,300	Zumiez Inc. *	3,850,471
	Apparel, Accessories & Luxury Goods - 2.4%
619,600	Phillips-Van Heusen Corp.	39,040,996
85,000	VF Corp.	7,325,300
	Auto Parts & Equipment - 4.3%
1,038,100	Johnson Controls, Inc.	39,655,420
842,400	TRW Automotive Holdings Corp.*	44,394,480
	Automobile Manufacturers - 1.8%
976,400	General Motors Co. *	35,990,104
	Automotive Retail - 2.2%
1,175,200	CarMax, Inc. *	37,465,376
150,300	Monro Muffler Brake, Inc.	5,198,877
	Broadcasting - 3.7%
1,698,089	CBS Corp.	32,348,595
255,980	Discovery Communications, Inc. *	10,674,366
432,700	Liberty Media-Starz*	28,765,896
	Footwear - 0.4%
464,500	Crocs, Inc. *	7,952,240
	Home Furnishing Retail - 2.7%
6,925	Steven Madden, Ltd.*	288,911
1,182,900	Pier 1 Imports, Inc. *	12,420,450
1,099,500	Williams-Sonoma, Inc.	39,241,155
	Home Furnishings - 1.7%
834,500	Tempur-Pedic International Inc.*	33,430,070
	Total Consumer Discretionary	431,244,215

CONSUMER STAPLES
	Household Products - 0.7%
197,300	Church & Dwight Co., Inc.	13,617,646
	Total Consumer Staples	13,617,646

ENERGY
	Oil & Gas Drilling - 1.7%
1,538,900	Patterson-UTI Energy, Inc.	33,163,295
	Oil & Gas Equipment & Services - 6.3%
456,652	Cameron International Corp.*	23,165,956
705,700	Key Energy Services, Inc. *	9,159,986
1,925,700	McDermott International, Inc.*	39,842,733
751,900	National Oilwell Varco Inc.	50,565,275
	Oil & Gas Exploration & Production - 1.9%
74,800	Berry Petroleum Co.	3,268,760
605,900	Energy XXI (Bermuda) Ltd. *	16,765,253
2,410,100	SandRidge Energy Inc. *	17,641,932
	Total Energy	193,573,190

FINANCIALS
	Asset Management & Custody Banks - 1.3%
1,061,367	SEI Investments Co.	25,249,921
	Investment Banking & Brokerage - 0.3%
153,500	LPL Investment Holdings, Inc.*	5,582,795
	Regional Banks - 0.8%
324,900	Signature Bank*	16,245,000
	Total Financials	47,077,716

HEALTH CARE
	Biotechnology - 1.0%
316,731	United Therapeutics Corp.*	20,023,734
	Health Care Equipment - 0.6%
88,100	Masimo Corp.	2,561,067
333,400	Volcano Corp. *	9,105,154
	Life Sciences Tools & Services - 1.5%
532,700	Life Technologies Corp.*	29,564,850
	Pharmaceuticals - 0.7%
718,888	Impax Laboratories, Inc.*	14,456,838
	Total Health Care	75,711,643

INDUSTRIALS
	Aerospace & Defense - 3.4%
65,300	American Science and Engineering, Inc.	5,565,519
162,398	BE Aerospace, Inc.*	6,013,598
60,900	Ceradyne, Inc. *	1,920,177
161,900	DigitalGlobe Inc. *	5,133,849
83,700	Precision Castparts Corp.	11,651,877
486,600	TransDigm Group, Inc.*	35,040,066

	Air Freight & Logistics - 0.5%
278,341	Hub Group, Inc.*	9,780,903
	Construction & Farm Machinery & Heavy Trucks - 2.1%
434,100	Caterpillar Inc.	40,657,806
	Electrical Components & Equipment - 0.7%
449,000	EnerSys*	14,421,880
	Heavy Electrical Equipment - 0.8%
578,500	Babcock & Wilcox Co.*	14,803,815
	Human Resource & Employment Services - 0.5%
157,700	Manpower Inc.	9,897,252
	Industrial Machinery - 1.9%
89,411	The Middleby Corp. *	7,548,076
627,900	The Timken Company	29,969,667
	Office Services & Supplies - 2.1%
949,800	Avery Dennison Corp.	40,214,532
	Trading Companies & Distributors - 0.8%
212,300	MSC Industrial Direct Co., Inc.	13,733,687
65,200	Textainer Group Holdings Limited	1,857,548
	Trucking - 1.5%
559,300	Ryder System, Inc.	29,441,552
	Total Industrials	277,651,804

INFORMATION TECHNOLOGY
	Application Software - 3.6%
42,232	Advent Software, Inc.*	2,446,077
832,498	Autodesk, Inc. *	31,801,423
154,100	Informatica Corp.*	6,785,023
165,100	NetScout Systems, Inc.*	3,798,951
1,374,100	Nuance Communications, Inc.*	24,981,138
	Communications Equipment - 3.3%
436,800	Acme Packet, Inc. *	23,220,288
128,800	Plantronics, Inc.	4,793,936
234,200	Polycom, Inc. *	9,129,116
753,100	Riverbed Technology, Inc.*	26,486,527
	Computer Hardware - 2.6%
160,034	Apple Inc. *	51,620,567
	Data Processing & Outsourced Services - 1.3%
665,100	VeriFone Systems, Inc.*	25,646,256
	Electronic Components - 0.9%
286,800	Aeroflex Holding Corp. *	4,717,860
1,179,000	Power-One, Inc. *	12,025,800
	Electronic Manufacturing Services - 1.0%
976,300	Jabil Circuit, Inc.	19,613,867
	Internet Software & Services - 0.3%
206,200	Rackspace Hosting, Inc.*	6,476,742
	IT Consulting & Other Services - 0.5%
170,500	Acxiom Corp. *	2,924,075
314,900	Booz Allen Hamilton Holding Corp.*	6,118,507
	Office Electronics - 2.3%
3,367,500	Xerox Corp.	38,793,600
181,000	Zebra Technologies Corp. *	6,876,190
	Semiconductor Equipment - 0.8%
71,700	FEI Company*	1,893,597
327,928	Veeco Instruments Inc.*	14,087,787
	Semiconductors - 4.4%
358,700	Analog Devices, Inc.	13,512,229
1,324,900	Atmel Corp. *	16,322,768
585,100	Entropic Communications, Inc.*	7,068,008
294,000	Intersil Corp.	4,489,380
688,350	Microsemi Corp. *	15,763,215
625,734	OmniVision Technologies, Inc.*	18,527,984
458,946	Semtech Corp. *	10,390,537
	Systems Software - 3.9%
1,004,800	Oracle Corp.	31,450,240
714,979	Rovi Corp. *	44,335,848
	Total Information Technology	486,097,536

MATERIALS
	Commodity Chemicals - 0.3%
115,800	Kronos Worldwide, Inc.	4,920,342
	Diversified Chemicals - 0.8%
797,200	Olin Corp.	16,358,544
	Diversified Metals & Mining - 1.9%
261,500	Globe Specialty Metals Inc.	4,469,035
251,600	Walter Energy, Inc.	32,164,544
	Fertilizers & Agricultural Chemicals - 2.7%
155,999	Intrepid Potash, Inc. *	5,817,203
300,300	Potash Corp. of Saskatchewan Inc.	46,495,449
	Metal & Glass Containers - 0.5%
151,200	Greif Inc.	9,359,280
	Precious Metals & Minerals - 3.6%
1,108,100	Silver Wheaton Corp. *	43,260,224
1,290,900	Stillwater Mining Company*	27,560,715

	Specialty Chemicals - 2.9%
774,800	Albemarle Corp.	43,218,344
1,024,400	PolyOne Corp. *	12,794,756
	Steel - 2.4%
576,700	Allegheny Technologies, Inc.	31,822,306
373,300	Carpenter Technology Corp.	15,021,592
	Total Materials	293,262,334

TELECOMMUNICATION SERVICES
	Alternative Carriers - 0.3%
108,300	AboveNet, Inc.	6,331,218
	Wireless Telecommunication Services - 3.9%
3,287,600	MetroPCS Communications, Inc.*	41,522,388
755,606	NII Holdings Inc.*	33,745,364
	Total Telecommunication Services	81,598,970

	Total common stocks (cost $1,522,757,251)	1,899,835,054
Short-Term Investments - 2.8% (a)
	Commercial Paper - 2.6%
$51,000,000	Prudential Funding LLC, due 01/03/11, discount of 0.17%	50,999,519
	Total commercial paper (cost $50,999,519)	50,999,519
	Variable Rate Demand Note – 0.2%
3,330,377	American Family Financial Services, 0.10%	3,330,377

	Total variable rate demand note (cost $3,330,377)	3,330,377
	Total short-term investments (cost $54,329,896)	54,329,896
	Total investments – 100.2% (cost $1,577,087,147)	1,954,164,950
	Liabilities, less other assets - (0.2%)(a)	(3,721,570)
	TOTAL NET ASSETS – 100.0%	$1,950,443,380

*	Non-dividend paying security.

(a)	Percentages for the various classifications relate to net assets.

As of December 31, 2010, investment cost for federal tax purposes was $1,577,087,147 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation	$378,731,885
Aggregate gross unrealized depreciation	(1,654,082)
Net unrealized appreciation	$377,077,803	+

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements in the Fund’s most recent annual or semi-annual report.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Valuations based on unadjusted quoted prices in active markets for identical assets.
Level 2 –	Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 –	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2010, based on the inputs used to value them:

Valuation Inputs		Investments in Securities
Level 1 –	Common Stocks	$1,899,835,054

Level 2 –	Short-Term Commercial Paper	50,999,519
	Variable Rate Demand Note	3,330,377
	Total Level 2	54,329,896
Level 3 –		---
Total		$1,954,164,950

See the Schedule of Investments for the investments detailed by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act"))(17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Brandywine Fund, Inc.

     By (Signature and Title)     /s/ William F. D’Alonzo
William F. D’Alonzo, President

     Date   February 15, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

     By (Signature and Title)     /s/ William F. D’Alonzo
William F. D’Alonzo, President
     Date   February 15, 2011

     By (Signature and Title)     /s/Lynda J. Campbell
Lynda J. Campbell, Treasurer

     Date   February 15, 2011